(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Net (loss) gain on lease terminations	$ (21,780)	$ 5,924	$ 3,061
Loss on sale of special purpose companies to Frontline 2012	(306,972)	0	0
Net gain on sale of vessels	9,271	95	0
Amortization of deferred gains	11,653	24,916	0
Other	(66)	0	0
(Loss) gain on sale of assets and amortization of deferred gains	$ (307,894)	$ 30,935	$ 3,061